UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arience Capital Management, L.P.
           --------------------------------------------------
Address:   110 East 59th Street, 22nd Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arience GP, L.L.C., General Partner
           --------------------------------------------------
           By: Caryn Seidman-Becker, Managing Member
           --------------------------------------------------
Phone:     212-303-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Caryn Seidman-Becker     New York, NY                    5/17/04
       ------------------------   ------------------------------  -------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:       $458,195
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
APPLE COMPUTER INC                COM           037833100   18,234     674,342         SOLE                674,342     0         0
-----------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                   COM           071813109   12,978     420,127         SOLE                420,127     0         0
-----------------------------------------------------------------------------------------------------------------------------------
BIOGEN IDEC INC                   COM           09062X103    7,565     136,053         SOLE                136,053     0         0
-----------------------------------------------------------------------------------------------------------------------------------
COMMSCOPE INC                     COM           203372107   16,526     992,582         SOLE                992,582     0         0
-----------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO NEW                 COM           242370104    9,358     280,189         SOLE                280,189     O         O
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTV GROUP                     COM           25459L106   18,620   1,210,687         SOLE              1,210,687     0         0
-----------------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL                   COM           233326107   17,902     394,753         SOLE                394,753     O         O
-----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                          COM           278642103   13,577     195,977         SOLE                195,977     O         O
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW       CL A          278762109    6,986     213,300         SOLE                213,300     0         0
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC               COM           285512109    9,601     178,664         SOLE                178,664     0         0
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL INC         COM           36866W106    9,325   1,389,659         SOLE              1,389,659     O         O
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                COM           438516106   16,946     500,618         SOLE                500,618     O         O
-----------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC                     COM NEW       45678T201    3,110      80,000         SOLE                 80,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVECORP                   COM           45840Q101   31,609     999,330         SOLE                999,330     0         0
-----------------------------------------------------------------------------------------------------------------------------------
L-3 COMMUNICATIONS HLDGS INC      COM           502424104   21,204     356,489         SOLE                356,489     0         0
-----------------------------------------------------------------------------------------------------------------------------------
LEAPFROG ENTERPRISES INC          CL A          52185N106    2,728     141,000         SOLE                141,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW            COM SER A     530718105   15,272   1,394,700         SOLE              1,394,700     O         O
-----------------------------------------------------------------------------------------------------------------------------------
LOUDEYE CORP                      COM           545754103      673     432,432         SOLE                432,432     0         0
-----------------------------------------------------------------------------------------------------------------------------------
MATTEL INC                        COM           577081102   11,028     598,063         SOLE                598,063     0         0
-----------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                     COM           584699102   17,723     767,881         SOLE                767,881     0         0
-----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP LTD                     SP ADR PFD    652487802   20,717     653,340         SOLE                653,340     0         0
-----------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                     CL B NEW      62913F201   27,747     790,952         SOLE                790,952     0         0
-----------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC           COM           671040103      466      12,132         SOLE                 12,132     0         0
-----------------------------------------------------------------------------------------------------------------------------------
OVERSTOCK COM INC DEL             COM           690370101    6,144     198,972         SOLE                198,972     0         0
-----------------------------------------------------------------------------------------------------------------------------------
PEGASUS COMMUNICATIONS CORP       CL A NEW      705904605    5,916     154,461         SOLE                154,461     0         0
-----------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP            CL A          731572103    8,594     250,700         SOLE                250,700     0         0
-----------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                       COM NEW       755111507   13,432     428,600         SOLE                428,600     0         0
-----------------------------------------------------------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS             SPONSORED ADR 82481R106   16,138     550,426         SOLE                550,426     0         0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                       PCS COM SER 1 852061506    7,746     842,000         SOLE                842,000     0         0
-----------------------------------------------------------------------------------------------------------------------------------
TIVO INC                          COM           888706108    5,113     575,100         SOLE                575,100     0         0
-----------------------------------------------------------------------------------------------------------------------------------
HILFIGER TOMMY CORP               ORD           G8915Z102   25,427   1,495,725         SOLE              1,495,725     0         0
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                 COM           902124106   37,909   1,323,171         SOLE              1,323,171     0         0
-----------------------------------------------------------------------------------------------------------------------------------
VIASYS HEALTHCARE INC             COM NEW       92553Q209    4,011     177,321         SOLE                177,321     0         0
-----------------------------------------------------------------------------------------------------------------------------------
WEBMD CORP                        COM           94769M105    6,262     704,415         SOLE                704,415     0         0
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN WIRELESS CORP             CL A          95988E204   11,607     496,258         SOLE                496,258     0         0
-----------------------------------------------------------------------------------------------------------------------------------